Fair value (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of the Analysis of Assets and Liabilities Recorded at Fair Value on a Recurring Basis by Level of the Fair Value Hierarchy

The table below provides an analysis of assets and liabilities recorded at fair value on a recurring basis by level of the fair value hierarchy:

	Level I	Level II	Level III	Total 2018
Assets carried at fair value
Available-for-sale
Shares	82	155	241	478
Debt securities	24,652	51,446	1,242	77,340
Money market and other short-term instruments	1,427	4,528	-	5,955
Other investments at fair value	-	409	493	902
	26,160	56,538	1,976	84,675

Fair value through profit or loss
Shares	217	239	1,226	1,682
Debt securities	1,868	2,028	17	3,913
Money market and other short-term instruments	17	335	-	352
Other investments at fair value	1	1,272	1,376	2,649
Investments for account of policyholders [1]	103,977	87,893	1,871	193,741
Derivatives	53	7,527	35	7,615
Investments in real estate	-	-	2,700	2,700
Investments in real estate for policyholders	-	-	612	612
	106,134	99,295	7,837	213,266

Revalued amounts
Real estate held for own use	-	-	263	263
	-	-	263	263
Total assets at fair value	132,294	155,833	10,077	298,204

Liabilities carried at fair value
Investment contracts for account of policyholders [2]	-	49,641	206	49,847
Borrowings [3]	-	536	-	536
Derivatives	93	4,648	2,489	7,230
Total liabilities at fair value	93	54,824	2,695	57,613

[1]	The investments for account of policyholders included in the table above only include investments carried at fair value through profit or loss.
[2]	The investment contracts for account of policyholders included in the table above represents only those investment contracts carried at fair value.
[3]	Total borrowings on the statement of financial position contain borrowings carried at amortized cost that are not included in the above schedule.

	Level I	Level II	Level III	Total 2017
Assets carried at fair value
Available-for-sale
Shares	51	151	288	490
Debt securities	26,338	52,415	1,447	80,200
Money market and other short-term instruments	1,664	5,026	-	6,690
Other investments at fair value	-	208	583	791
	28,053	57,800	2,318	88,170

Fair value through profit or loss
Shares	226	232	604	1,062
Debt securities	1,964	2,175	4	4,144
Money market and other short-term instruments	17	102	-	119
Other investments at fair value	1	539	1,255	1,795
Investments for account of policyholders [1]	115,323	76,302	1,784	193,409
Derivatives	68	5,787	57	5,912
Investments in real estate	-	-	2,147	2,147
Investments in real estate for policyholders	-	-	655	655
	117,599	85,137	6,506	209,241

Revalued amounts
Real estate held for own use	-	-	307	307
	-	-	307	307
Total assets at fair value	145,652	142,937	9,130	297,718

Liabilities carried at fair value
Investment contracts for account of policyholders [2]	-	36,950	219	37,169
Borrowings [3]	-	536	-	536
Derivatives	34	5,251	1,845	7,130
Total liabilities at fair value	34	42,738	2,064	44,835
[1]	The investments for account of policyholders included in the table above only include investments carried at fair value through profit or loss.
[2]	The investment contracts for account of policyholders included in the table above represents only those investment contracts carried at fair value.
[3]	Total borrowings on the statement of financial position contain borrowings carried at amortized cost that are not included in the above schedule.

Schedule of Transfers between Level 1 and Level II for Financial Assets and Liabilities Recorded at Fair Value on Recurring Basis

The table below shows transfers between Level I and Level II for financial assets and financial liabilities recorded at fair value on a recurring basis.

	Total 2018		Total 2017
	Transfers Level I to Level II	Transfers Level II to Level I	Transfers Level I to Level II	Transfers Level II to Level I
Assets carried at fair value
Available-for-sale
Shares	-	-	1	1
Debt securities	-	-	12	-
Money markets and other short-term instruments	-	-	-	1,664
	-	-	13	1,666

Fair value through profit or loss
Shares	3	1	124	19
Investments for account of policyholders	-	(4)	12	30
	3	(3)	136	49
Total assets at fair value	3	(3)	149	1,714

Investment contracts for account of policyholders	-	-	1	-
Total Liabilities carried at fair value	-	-	1	-

Disclosures of Changes in Level 3 Assets

The following table summarizes the change of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable inputs (Level III), including realized and unrealized gains (losses) of all assets and liabilities and unrealized gains (losses) of all assets and liabilities still held at the end of the respective period.

Assets carried at fair value	At Jan- uary 1, 2018	Acqu isi- tions thro- ugh busi- ness com- bi na- tions	Disp- osal of a busi- ness	To- tal ga- ins/ loss- es in in- come sate- ment[1]	To- tal ga- ins\ loss- es in OCI[2]	Pur- cha- ses	Sa- les	Settle- ments	Net ex- cha- nge diffe- rence	Re- clas- sifi- cation	Trans- fers from lev- els I and II	Trans- fer to lev- els I and II	Tran- sfer to dis -posal gro- ups	At Dece- mber 31, 2018	To- tal un- rea- lized gains and (loss- es) for the peroid rec- orded in the P&L for instru- ments held at Dece- mber 31, 2018[3]
Available-for-sale
Shares	288	-	-	21	(12)	9	(77)	-	10	2	-	-	-	241	-
Debt securities	1,447	-	-	26	2	494	(76)	(452)	51	1	58	(310)	-	1,242	-
Other investments at fair value	583	-	-	(83)	(38)	125	(102)	(21)	25	3	-	-	-	493	-
	2,318	-	-	(36)	(48)	629	(255)	(473)	87	6	58	(310)	-	1,976	-

Fair value through profit or loss
Shares	604	-	-	104	-	541	(61)	1	1	36	-	-	-	1,226	105
Debt securities	4	-	-	(25)	-	37	-	-	-	-	-	-	-	17	(24)
Other investments at fair value	1,255	-	-	11	-	332	(307)	-	64	-	94	(72)	-	1,376	3
Investments for account of policyholders	1,784	130	-	76	-	537	(660)	-	3	-	-	-	-	1,871	35
Derivatives	57	-	-	57	-	-	(80)	-	-	-	-	-	-	35	59
Investments in real estate	2,147	-	-	261	-	474	(209)	-	27	-	-	-	-	2,700	202
Investments in real estate for policyholders	655	-	-	5	-	2	(43)	-	(7)	-	-	-	-	612	4
	6,506	130	-	490	-	1,924	(1,360)	-	90	36	94	(72)	-	7,837	383

Revalued amounts
Real estate held for own use	307	-	(1)	(19)	(39)	17	(10)	-	7	-	-	-	-	263	5
	307	-	(1)	(19)	(39)	17	(10)	-	7	-	-	-	-	263	5
Total assets at fair value	9,130	130	(1)	435	(87)	2,570	(1,624)	(472)	185	42	151	(382)	-	10,077	388

Liabilities carried at fair value
Investment contracts for account of policyholders	219	-	-	(10)	-	7	(14)	-	4	-	-	-	-	206	-
Derivatives	1,845	-	-	613	-	-	-	-	31	-	-	-	-	2,489	613
	2,064	-	-	604	-	7	(14)	-	35	-	-	-	-	2,695	614

[1]	Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item Results from financial transactions of the income statement.
[2]

Total gains and losses are recorded in line items: Gains/(losses) on revaluation of available-for-sale investments, (Gains)/losses transferred to the income statement on disposal and impairment of available-for-sale investments and Changes in revaluation reserve real estate held for own use of the statement of other comprehensive income.

[3]	Total gains/(losses) for the period during which the financial instrument was in Level III.

Assets carried at fair value	At January 1, 2017	Total gains/ losses in income state- ment [1]	Total gains/ losses in OCI [2]	Purc- hases	Sales	Settle- ments	Net exch- ange differ- ence	Reclas- sification	Tran- sfers from levels I and II	Tran- sfers to levels I and II	Tran- sfers to disp- osal groups	At Dece- mber 31, 2017	Total unreal- ized gains and (losses) for the period recor-ded in the P&L for instru- ments held at Dece- mber 31, 2017[3]
Available-for-sale
Shares	393	54	(46)	68	(112)	(35)	(34)	-	-	-	-	288	-
Debt securities	1,966	39	(2)	678	(149)	(890)	(186)	-	203	(211)	-	1,447	-
Other investments at fair value	754	(112)	(109)	194	(48)	(9)	(87)	-	1	-	-	583	-
	3,112	(19)	(158)	939	(309)	(935)	(307)	-	205	(211)	-	2,318	-

Fair value through profit or loss
Shares	50	(11)	-	583	(18)	-	-	-	-	-	-	604	(11)
Debt securities	6	-	-	-	-	-	(1)	-	-	-	-	4	1
Other investments at fair value	1,257	23	-	378	(350)	-	(162)	-	341	(233)	-	1,255	20
Investments for account of policyholders	1,726	11	-	671	(622)	-	(27)	-	32	(8)	-	1,784	30
Derivatives	108	(33)	-	-	-	-	(2)	(16)	-	-	-	57	(21)
Investments in real estate	1,999	193	-	246	(202)	-	(89)	-	-	-	-	2,147	77
Investments in real estate for policyholders	686	38	-	10	(53)	-	(26)	-	-	-	-	655	38
	5,831	220	-	1,889	(1,245)	-	(306)	(16)	374	(241)	-	6,506	134

Revalued amounts
Real estate held for own use	332	(2)	8	(3)	(4)	-	(24)	-	-	-	-	307	(3)
	332	(2)	8	(3)	(4)	-	(24)	-	-	-	-	307	(3)
Total assets at fair value	9,275	199	(150)	2,826	(1,558)	(935)	(638)	(16)	578	(452)	-	9,130	131

Liabilities carried at fair value
Investment contracts for account of policyholders	176	7	-	60	(21)	-	(12)	-	10	(2)	-	219	(2)
Derivatives	2,467	(828)	-	-	300	-	(75)	10	-	-	(30)	1,845	(745)
	2,643	(821)	-	60	279	-	(87)	10	10	(2)	(30)	2,064	(747)
[1]	Includes impairments and movements related to fair value hedges, Gains and losses are recorded in the line item Results from financial transactions of the income statement.
[2]

Total gains and losses are recorded in line items: Gains/(losses) on revaluation of available-for-sale investments, (Gains)/losses transferred to the income statement on disposal and impairment of available-for-sale investments and Changes in revaluation reserve real estate held for own use of the statement of other comprehensive income.

[3]	Total gains/(losses) for the period during which the financial instrument was in Level III.

Information about Significant Unobservable Inputs

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level III financial instruments.

Assets carried at fair value	Valuation technique [1]		Significant unobservable input [2]	December 31, 2018	Range (weighted average)	December 31, 2017	Range (weighted average)
Available-for-sale	Net asset value [3]		n.a.	205	n.a.	231	n.a.
Shares	Other		n.a.	36	n.a.	57	n.a.
				241		288
Debt securities	Broker quote		n.a.	985	n.a.	1,034	n.a.
							1.04% – 2.72%
	Discounted cash flow		Credit spread	17	3.38%	116	(2.64%)
	Other		n.a.	240	n.a.	297	n.a.
				1,242		1,447
Other investments at fair value
Tax credit investments	Discounted cash flow		Discount rate	435	6.8%	528	5.8%
Investment funds	Net asset value	[3]	n.a.	24	n.a.	31	n.a.
Other	Other		n.a.	34	n.a.	24	n.a.
				493		583
At December 31				1,976		2,318
Fair value through profit or loss
Shares	Other		n.a.	1,226	n.a.	604	n.a.
Debt securities	Other		n.a.	17	n.a.	4	n.a.
				1,243		609
Other investments at fair value
Investment funds	Net asset value	[3]	n.a.	1,334	n.a.	1,246	n.a.
Other	Other		n.a.	42	n.a.	9	n.a.
				1,376		1,255
Derivatives
Longevity swap	Discounted cash flow		Mortality	33	n.a.	24	n.a.
Other	Other		n.a.	-	n.a.	30	n.a.
				33		54
Real estate
Investments in real estate	Direct capitalization		Capitalization	427	4.25% – 7.5%	496	3.0% – 10.0%
	technique		rate		(4.4%)		(5.9%)
	Appraisal value		n.a.	2,150	n.a.	1,495	n.a.
	Other		n.a.	123	n.a.	155	n.a.
				2,700		2,147
At December 31				5,352		4,065
Revalued amounts	Direct capitalization		Capitalization		8.25% – 9.50%		6.0% – 10.0%
Real estate held for own use	technique		rate	53	(8.9%)	157	(7.9%)
	Appraisal value		n.a.	101	n.a.	115	n.a.
	Other		n.a.	108	n.a.	35	n.a.
At December 31				263		307
Total assets at fair value [4]				7,592		6,689
Liabilities carried at fair value
Derivatives
Embedded derivatives in			Own credit		0.25% – 0.40%		0.2% – 0.3%
insurance contracts	Discounted cash flow		spread	2,484	(0.30%)	1,831	(0.22%)
Longevity swap	Discounted cash flow		Mortality	5	n.a.	10	n.a.
Other	Other		n.a.	-	n.a.	3	n.a.
Total liabilities at fair value				2,489		1,845

[1]	Other in the table above (column Valuation technique) includes investments for which the fair value is uncorroborated and no broker quote is received.
[2]	Not applicable (n.a.) has been included when the unobservable inputs are not developed by the Group and are not reasonably available.
[3]	Net asset value is considered the best approximation to the fair value of these financial instruments.
[4]

Investments for account of policyholders are excluded from the table above and from the disclosure regarding reasonably possible alternative assumptions. Policyholder assets, and their returns, belong to policyholders and do not impact Aegon’s net income or equity. The effect on total assets is offset by the effect on total liabilities. Derivatives exclude derivatives for account of policyholders amounting to EUR 2 million (2017: EUR 3 million).

Effect of Changes in Significant Unobservable Assumptions to Reasonably Possible Alternatives

The table below presents the impact on a fair value measurement of a change in the own credit spread by 20 basis points included in the discount rate.

	December 31, 2018	Effect of reasonably possible alternative assumptions (+/-)		December 31, 2017	Effect of reasonably possible alternative assumptions (+/-)
		Increase	Decrease		Increase	Decrease
Financial liabilities carried at fair value
Embedded derivatives in insurance contracts	2,484	131	(126)	1,831	125	(120)

Carrying Values and Estimated Fair Values of Assets and Liabilities

The following table presents the carrying values and estimated fair values of assets and liabilities, excluding assets and liabilities which are carried at fair value on a recurring basis.

2018	Carrying amount December 31, 2018	Estimated fair value hierarchy			Total estimated fair value December 31, 2018
		Level I	Level II	Level III
Assets
Mortgage loans – held at amortized cost	36,240	-	1	39,757	39,758
Private loans – held at amortized cost	4,103	-	42	4,452	4,494
Other loans – held at amortized cost	2,310	13	2,064	233	2,310

Liabilities
Subordinated borrowings – held at amortized cost	1,389	1,355	-	-	1,355
Trust pass-through securities – held at amortized cost	133	-	128	-	128
Borrowings – held at amortized cost	11,525	1,570	28	10,287	11,885
Investment contracts – held at amortized cost	17,825	-	-	18,028	18,028

2017	Carrying amount December 31, 2017	Estimated fair value hierarchy			Total estimated fair value December 31, 2017
		Level I	Level II	Level III
Assets
Mortgage loans – held at amortized cost	33,562	-	-	38,076	38,076
Private loans – held at amortized cost	3,642	-	64	4,117	4,181
Other loans – held at amortized cost	2,164	6	1,991	166	2,164

Liabilities
Subordinated borrowings – held at amortized cost	764	791	162	-	953
Trust pass-through securities – held at amortized cost	133	-	137	-	137
Borrowings – held at amortized cost	13,099	2,116	28	11,355	13,499
Investment contracts – held at amortized cost	16,665	-	-	17,031	17,031

Carrying Values and Estimated Fair Values of Assets and Liabilities

Summary of total financial assets and financial liabilities at fair value through profit or loss

The table that follows summarizes the carrying amounts of financial assets and financial liabilities that are classified as at fair value through profit or loss, with appropriate distinction between those financial assets and financial liabilities held for trading and those that, upon initial recognition, were designated as at fair value through profit or loss.

	2018		2017
	Trading	Designated	Trading	Designated
Investments for general account	174	8,424	78	7,042
Investments for account of policyholders	-	193,741	-	193,409
Derivatives with positive values not designated as hedges	7,181	-	5,430	-
Total financial assets at fair value through profit or loss	7,355	202,165	5,508	200,451

Investment contracts for account of policyholders	-	49,847	-	37,169
Derivatives with negative values not designated as hedges	6,935	-	6,792	-
Borrowings	-	536	-	536
Total financial liabilities at fair value through profit or loss	6,935	50,383	6,792	37,705

Summary of Gains and losses recognized in the income statement on financial assets and financial liabilities

Gains and losses recognized in the income statement on financial assets and financial liabilities classified as at fair value through profit or loss can be summarized as follows:

	2018		2017
	Trading	Designated	Trading	Designated
Net gains and (losses)	(4,584)	(7,356)	13,924	5,679